Debt securities in issue - Summary of debt securities in issue (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,882,187	$ 2,682,252
Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	72,122	65,982
Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	158,456	138,727
Bonds and medium-term notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	185,974	163,903
Other debt securities in issue
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,243	41,661
Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	216,217	205,564
Debt securities | Trading liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40	73
Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	116,502	99,706
Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	99,675	105,785
HSBC Holdings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	153,859	138,096
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52,907	41,582
HSBC Holdings | Debt securities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	113,711	97,588
HSBC Holdings | Debt securities | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	44,687	33,268
HSBC Holdings | Debt securities | At cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 69,024	$ 64,320